SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Translation into united states dollars (Details)	Jun. 30, 2017 ¥ / $
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar	6.7793